QS GROWTH FUND

Schedules of investments (unaudited)	April 30, 2019

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 100.0%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares		1,474,715	$15,248,552
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		4,782,648	94,361,653
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		2,669,469	31,366,259
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		1,444,095	16,722,623
BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares		581,700	6,520,855
ClearBridge Small Cap Fund, Class IS Shares		685,210	43,031,213
Martin Currie Emerging Markets Fund, Class IS Shares		4,840,174	60,066,556
QS Global Market Neutral Fund, Class IS Shares		1,541,883	15,280,064
QS International Equity Fund, Class IS Shares		3,828,347	60,334,754
QS Strategic Real Return Fund, Class IS Shares		3,950,245	44,400,752
QS U.S. Small Capitalization Equity Fund, Class IS Shares		1,856,140	22,552,096
RARE Global Infrastructure Value Fund, Class IS Shares		859,319	10,019,658
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		95,310	20,018,974
ClearBridge Appreciation Fund, Class IS Shares		1,724,623	43,546,734
ClearBridge International Value Fund, Class IS Shares		2,742,371	27,725,370
ClearBridge Large Cap Growth Fund, Class IS Shares		898,080	47,759,917
ClearBridge Mid Cap Fund, Class IS Shares		861,260	32,917,361
ClearBridge Small Cap Growth Fund, Class IS Shares		132,945	5,146,291
QS Global Dividend Fund, Class IS Shares		5,157,162	66,114,822
QS U.S. Large Cap Equity Fund, Class IS Shares		1,554,141	27,912,364
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares		1,483,951	17,169,309
Western Asset High Yield Fund, Class IS Shares		2,472,162	19,851,459
Western Asset Macro Opportunities Fund, Class IS Shares		1,286,681	14,359,359

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $610,524,756)			742,426,995

	RATE
SHORT-TERM INVESTMENTS - 0.1%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $755,741)	2.430%	755,741	755,741

TOTAL INVESTMENTS - 100.1% (Cost - $611,280,497)			743,182,736
Liabilities in Excess of Other Assets - (0.1)%			(622,607)

TOTAL NET ASSETS - 100.0%			$742,560,129

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS MODERATE GROWTH FUND

Schedules of investments (unaudited)	April 30, 2019

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.9%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares		938,577	$9,704,884
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		2,822,623	55,690,355
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		1,273,000	14,957,744
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		918,911	10,640,990
BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares		843,199	9,452,265
ClearBridge Small Cap Fund, Class IS Shares		284,734	17,881,308
Martin Currie Emerging Markets Fund, Class IS Shares		2,410,033	29,908,509
QS Global Market Neutral Fund, Class IS Shares		982,566	9,737,224
QS International Equity Fund, Class IS Shares		1,199,508	18,904,242
QS Strategic Real Return Fund, Class IS Shares		2,513,643	28,253,351
QS U.S. Small Capitalization Equity Fund, Class IS Shares		1,010,367	12,275,956
RARE Global Infrastructure Value Fund, Class IS Shares		547,310	6,381,633
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		53,597	11,257,462
ClearBridge Appreciation Fund, Class IS Shares		943,441	23,821,896
ClearBridge International Value Fund, Class IS Shares		887,392	8,971,531
ClearBridge Large Cap Growth Fund, Class IS Shares		541,287	28,785,657
ClearBridge Mid Cap Fund, Class IS Shares		258,417	9,876,712
ClearBridge Small Cap Growth Fund, Class IS Shares		188,872	7,311,221
QS Global Dividend Fund, Class IS Shares		3,278,366	42,028,655
QS U.S. Large Cap Equity Fund, Class IS Shares		880,840	15,819,891
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,497,125	18,908,685
Western Asset Core Plus Bond Fund, Class IS Shares		3,932,970	45,504,462
Western Asset High Yield Fund, Class IS Shares		3,047,663	24,472,738
Western Asset Macro Opportunities Fund, Class IS Shares		827,056	9,229,946

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $397,859,147)			469,777,317

	RATE
SHORT-TERM INVESTMENTS - 0.2%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $712,624)	2.430%	712,624	712,624

TOTAL INVESTMENTS - 100.1% (Cost - $398,571,771)			470,489,941
Liabilities in Excess of Other Assets - (0.1)%			(293,335)

TOTAL NET ASSETS - 100.0%			$470,196,606

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS CONSERVATIVE GROWTH FUND

Schedules of investments (unaudited)	April 30, 2019

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.5%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares		577,238	$5,968,644
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		857,042	16,909,435
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		508,172	5,971,023
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS Shares		811,355	8,186,576
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		573,858	6,645,274
BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares		570,590	6,396,314
ClearBridge Small Cap Fund, Class IS Shares		100,695	6,323,627
Martin Currie Emerging Markets Fund, Class IS Shares		883,976	10,970,142
QS Global Market Neutral Fund, Class IS Shares		616,565	6,110,159
QS International Equity Fund, Class IS Shares		8,442	133,044
QS Strategic Real Return Fund, Class IS Shares		1,569,862	17,645,252
QS U.S. Small Capitalization Equity Fund, Class IS Shares		565,386	6,869,440
RARE Global Infrastructure Value Fund, Class IS Shares		342,097	3,988,847
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		22,760	4,780,561
ClearBridge Appreciation Fund, Class IS Shares		640,981	16,184,765
ClearBridge International Value Fund, Class IS Shares		13,229	133,744
ClearBridge Large Cap Growth Fund, Class IS Shares		275,320	14,641,518
ClearBridge Mid Cap Fund, Class IS Shares		122,404	4,678,289
ClearBridge Small Cap Growth Fund, Class IS Shares		103,975	4,024,882
QS Global Dividend Fund, Class IS Shares		2,048,715	26,264,530
QS U.S. Large Cap Equity Fund, Class IS Shares		558,154	10,024,443
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,765,373	34,926,662
Western Asset Core Plus Bond Fund, Class IS Shares		4,245,345	49,118,645
Western Asset High Yield Fund, Class IS Shares		2,423,880	19,463,755
Western Asset Macro Opportunities Fund, Class IS Shares		515,895	5,757,387

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $252,476,926)			292,116,958

	RATE
SHORT-TERM INVESTMENTS - 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $1,329,001)	2.430%	1,329,001	1,329,001

TOTAL INVESTMENTS - 99.9% (Cost - $253,805,927)			293,445,959
Other Assets in Excess of Liabilities - 0.1%			234,488

TOTAL NET ASSETS - 100.0%			$293,680,447

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS DEFENSIVE GROWTH FUND

Schedules of investments (unaudited)	April 30, 2019

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.5%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares		246,586	$2,549,699
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		64,580	1,274,172
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		108,123	1,270,445
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS Shares		937,738	9,461,774
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		243,321	2,817,660
Martin Currie Emerging Markets Fund, Class IS Shares		122,627	1,521,805
QS Global Market Neutral Fund, Class IS Shares		262,427	2,600,646
QS International Equity Fund, Class IS Shares		5,323	83,893
QS Strategic Real Return Fund, Class IS Shares		684,103	7,689,316
QS U.S. Small Capitalization Equity Fund, Class IS Shares		125,343	1,522,916
RARE Global Infrastructure Value Fund, Class IS Shares		146,792	1,711,591
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		240,840	6,081,217
ClearBridge International Value Fund, Class IS Shares		7,466	75,483
ClearBridge Large Cap Growth Fund, Class IS Shares		72,016	3,829,833
ClearBridge Small Cap Growth Fund, Class IS Shares		30,947	1,197,975
QS Global Dividend Fund, Class IS Shares		699,423	8,966,598
QS U.S. Large Cap Equity Fund, Class IS Shares		242,029	4,346,848
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,084,929	26,332,650
Western Asset Core Plus Bond Fund, Class IS Shares		2,469,787	28,575,431
Western Asset High Yield Fund, Class IS Shares		1,099,853	8,831,822
Western Asset Macro Opportunities Fund, Class IS Shares		218,908	2,443,010

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $110,546,660)			123,184,784

	RATE
SHORT-TERM INVESTMENTS - 0.5%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $602,957)	2.430%	602,957	602,957

TOTAL INVESTMENTS - 100.0% (Cost - $111,149,617)			123,787,741
Liabilities in Excess of Other Assets - (0.0)%			(26,461)

TOTAL NET ASSETS - 100.0%			$123,761,280

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Growth Fund (“Growth Fund”), QS Moderate Growth Fund (“Moderate Growth Fund”), QS Conservative Growth Fund (“Conservative Growth Fund”) and QS Defensive Growth Fund (“Defensive Growth Fund”) (the “Funds”) are separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds and exchange-traded funds (“ETFs”) which are affiliated with Legg Mason, Inc. (“Legg Mason”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”).

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/ dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Notes to Schedule of Investments (unaudited) (continued)

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$742,426,995	—	—	$742,426,995
Short-Term Investments†	755,741	—	—	755,741

Total Investments	$743,182,736	—	—	$743,182,736

†	See Schedule of Investments for additional detailed categorizations.

Moderate Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$469,777,317	—	—	$469,777,317
Short-Term Investments†	712,624	—	—	712,624

Total Investments	$470,489,941	—	—	$470,489,941

†	See Schedule of Investments for additional detailed categorizations.

Conservative Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$292,116,958	—	—	$292,116,958
Short-Term Investments†	1,329,001	—	—	1,329,001

Total Investments	$293,445,959	—	—	$293,445,959

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

Defensive Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$123,184,784	—	—	$123,184,784
Short-Term Investments†	602,957	—	—	602,957

Total Investments	$123,787,741	—	—	$123,787,741

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason, through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Funds. Based on the Funds’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the period ended April 30, 2019. The following transactions were effected in shares of such Underlying Funds for the period ended April 30, 2019.

	Affiliate Value at January 31,	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying	Income Distributions from Affiliated Underlying	Net Increase (Decrease) in Unrealized Appreciation	Affiliate Value at April 30,
Growth Fund	2019	Cost	Shares	Cost	Shares	Funds	Funds	(Depreciation)	2019
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares	$14,286,596	$864,132	84,203	$20,311	1,944	$(311)	$109,133	$118,135	$15,248,552
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	80,871,428	8,945,000	479,111	1,355,852	72,622	44,147	—	5,901,077	94,361,653
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	27,238,584	2,705,000	242,167	525,656	46,684	14,344	—	1,948,331	31,366,259
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares	16,304,754	525,000	45,064	21,911	1,721	(1,911)	—	(85,220)	16,722,623
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares	6,470,311	135,000	12,011	10,947	885	(947)	—	(73,509)	6,520,855
Legg Mason Global Asset Management Trust - ClearBridge Small Cap Fund, Class IS Shares	36,465,251	3,970,000	68,166	1,015,867	17,245	34,133	—	3,611,829	43,031,213
Legg Mason Global Asset Management Trust - Martin Currie Emerging Markets Fund, Class IS Shares	63,403,206	—	—	6,939,842	555,843	(399,842)	—	3,603,192	60,066,556
Legg Mason Global Asset Management Trust - QS Global Market Neutral Fund, Class IS Shares	15,711,791	—	—	—	—	—	—	(431,727)	15,280,064

Legg Mason Global Asset Management Trust - QS International Equity Fund, Class IS Shares	83,212,443	—	—	24,668,322	1,649,760	561,678	—	1,790,633	60,334,754
Legg Mason Global Asset Management Trust - QS Strategic Real Return Fund, Class IS Shares	42,929,715	—	—	276,865	21,052	(41,865)	—	1,747,902	44,400,752

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at January 31,	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying	Income Distributions from Affiliated Underlying	Net Increase (Decrease) in Unrealized Appreciation	Affiliate Value at April 30,
Growth Fund (continued)	2019	Cost	Shares	Cost	Shares	Funds	Funds	(Depreciation)	2019
Legg Mason Global Asset Management Trust - QS U.S. Small Capitalization Equity Fund, Class IS Shares	$19,766,801	$1,940,000	166,096	$368,483	27,315	$(43,483)	—	$1,213,778	$22,552,096
Legg Mason Global Asset Management Trust - RARE Global Infrastructure Value Fund, Class IS Shares	10,330,033	47,373	4,134	1,018,014	85,619	(58,014)	$47,373	660,266	10,019,658
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	17,687,535	1,365,000	6,900	48,458	245	1,542	—	1,014,897	20,018,974
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	37,009,088	3,755,000	163,974	1,327,980	57,588	67,020	—	4,110,626	43,546,734
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	37,505,672	—	—	11,421,916	1,096,490	(651,916)	—	1,641,614	27,725,370
Legg Mason Partners Equity Trust - ClearBridge Large Cap Growth Fund, Class IS Shares	41,361,731	2,785,000	57,888	1,568,493	32,602	81,507	—	5,181,679	47,759,917
Legg Mason Partners Equity Trust - ClearBridge Mid Cap Fund, Class IS Shares	29,130,865	1,925,000	54,210	871,686	24,548	33,314	—	2,733,182	32,917,361
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	4,508,614	355,000	9,758	77,208	2,122	2,792	—	359,885	5,146,291
Legg Mason Partners Equity Trust - QS Global Dividend Fund, Class IS Shares	64,590,556	436,313	34,355	1,088,779	90,313	61,221	436,313	2,176,732	66,114,822
Legg Mason Partners Equity Trust - QS U.S. Large Cap Equity Fund, Class IS Shares	24,194,734	2,375,000	139,953	513,751	30,274	16,249	—	1,856,381	27,912,364
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares	23,084,551	158,425	13,760	6,002,595	545,927	237,406	158,425	(71,072)	17,169,309
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	4,718,097	14,716,744	1,869,595	—	—	—	256,744	416,618	19,851,459
Western Asset Funds, Inc. - Western Asset Macro Opportunities Fund, Class IS Shares	14,166,357	—	—	—	—	—	—	193,002	14,359,359

	$714,948,713	$47,002,987		$59,142,936		$(42,936)	$1,007,988	$39,618,231	$742,426,995

	Affiliate Value at January 31,	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying	Income Distributions from Affiliated Underlying	Net Increase (Decrease) in Unrealized Appreciation	Affiliate Value at April 30,
Moderate Growth Fund	2019	Cost	Shares	Cost	Shares	Funds	Funds	(Depreciation)	2019
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares	$9,205,427	$449,457	43,794	$25,413	2,432	$(413)	$69,457	$75,413	$9,704,884
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	46,759,339	6,510,000	348,688	1,051,715	56,332	33,285	—	3,472,731	55,690,355
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	12,752,217	1,650,000	147,717	371,097	32,957	8,903	—	926,624	14,957,744

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at January 31,	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying	Income Distributions from Affiliated Underlying	Net Increase (Decrease) in Unrealized Appreciation	Affiliate Value at April 30,
Moderate Growth Fund (continued)	2019	Cost	Shares	Cost	Shares	Funds	Funds	(Depreciation)	2019
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares	$10,506,521	$220,000	18,884	$33,036	2,595	$(3,036)	—	$(52,495)	$10,640,990
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares	9,455,965	125,000	11,121	22,102	1,781	(2,102)	—	(106,598)	9,452,265
Legg Mason Global Asset Management Trust - ClearBridge Small Cap Fund, Class IS Shares	15,044,100	2,000,000	34,341	665,005	11,289	24,995	—	1,502,213	17,881,308
Legg Mason Global Asset Management Trust - Martin Currie Emerging Markets Fund, Class IS Shares	32,262,754	—	—	4,202,475	335,733	(252,475)	—	1,848,230	29,908,509
Legg Mason Global Asset Management Trust - QS Global Market Neutral Fund, Class IS Shares	10,067,778	—	—	57,013	5,440	(2,013)	—	(273,541)	9,737,224
Legg Mason Global Asset Management Trust - QS International Equity Fund, Class IS Shares	33,229,560	—	—	13,754,769	988,087	1,355,231	—	(570,549)	18,904,242
Legg Mason Global Asset Management Trust - QS Strategic Real Return Fund, Class IS Shares	27,629,350	—	—	555,339	42,264	(90,339)	—	1,179,340	28,253,351
Legg Mason Global Asset Management Trust - QS U.S. Small Capitalization Equity Fund, Class IS Shares	10,762,666	1,235,000	105,736	410,642	30,440	(45,642)	—	688,932	12,275,956
Legg Mason Global Asset Management Trust - RARE Global Infrastructure Value Fund, Class IS Shares	6,558,188	29,947	2,613	625,274	52,588	(35,274)	$29,946	418,772	6,381,633
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	9,704,767	1,090,000	5,391	88,402	437	1,598	—	551,097	11,257,462
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	19,878,670	2,415,000	105,458	719,933	31,220	35,067	—	2,248,159	23,821,896
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	15,503,158	—	—	7,095,483	699,420	(225,483)	—	563,856	8,971,531
Legg Mason Partners Equity Trust - ClearBridge Large Cap Growth Fund, Class IS Shares	24,600,494	2,025,000	42,091	957,921	19,911	47,079	—	3,118,084	28,785,657
Legg Mason Partners Equity Trust - ClearBridge Mid Cap Fund, Class IS Shares	8,661,762	695,000	19,572	299,049	8,422	10,951	—	818,999	9,876,712
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	6,266,425	690,000	18,967	154,940	4,259	5,060	—	509,736	7,311,221
Legg Mason Partners Equity Trust - QS Global Dividend Fund, Class IS Shares	41,594,869	276,116	21,741	1,194,528	100,507	75,472	276,117	1,352,198	42,028,655
Legg Mason Partners Equity Trust - QS U.S. Large Cap Equity Fund, Class IS Shares	13,569,846	1,545,000	91,043	345,218	20,343	9,782	—	1,050,263	15,819,891
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	18,499,481	150,989	12,019	40,567	3,187	(567)	150,989	298,782	18,908,685
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares	45,028,392	411,830	35,762	411,381	35,403	(6,381)	411,830	475,621	45,504,462
Western Asset Funds, Inc. - WesternAsset High Yield Fund, Class IS Shares	19,067,725	4,912,918	623,778	93,010	11,329	(3,010)	327,918	585,105	24,472,738
Western Asset Funds, Inc. - Western Asset Macro Opportunities Fund, Class IS Shares	9,125,960	—	—	19,909	1,823	91	—	123,895	9,229,946

	$455,735,414	$26,431,257		$33,194,221		$940,779	$1,266,257	$20,804,867	$469,777,317

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at January 31,	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying	Income Distributions from Affiliated Underlying	Net Increase (Decrease) in Unrealized Appreciation	Affiliate Value at April 30,
Conservative Growth Fund	2019	Cost	Shares	Cost	Shares	Funds	Funds	(Depreciation)	2019
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares	$5,879,831	$42,717	4,155	—	—	—	$42,717	$46,096	$5,968,644
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	14,216,825	1,875,000	100,428	$237,023	12,695	$7,977	—	1,054,633	16,909,435
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	5,088,935	610,000	54,611	98,076	8,649	1,924	—	370,164	5,971,023
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS Shares	8,459,156	34,780	3,427	209,755	18,161	(24,755)	34,780	(97,605)	8,186,576
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares	6,735,279	—	—	60,777	4,774	(5,777)	—	(29,228)	6,645,274
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares	6,561,779	—	—	99,902	8,050	(9,902)	—	(65,563)	6,396,314
Legg Mason Global Asset Management Trust - ClearBridge Small Cap Fund, Class IS Shares	5,273,940	565,000	9,701	43,781	743	1,219	—	528,468	6,323,627
Legg Mason Global Asset Management Trust - Martin Currie Emerging Markets Fund, Class IS Shares	11,490,283	—	—	1,172,671	93,920	(67,671)	—	652,530	10,970,142
Legg Mason Global Asset Management Trust - QS Global Market Neutral Fund, Class IS Shares	6,373,093	—	—	92,865	8,861	(2,865)	—	(170,069)	6,110,159
Legg Mason Global Asset Management Trust - QS International Equity Fund, Class IS Shares	3,880,323	—	—	3,807,947	247,010	(27,947)	—	60,668	133,044
Legg Mason Global Asset Management Trust - QS Strategic Real Return Fund, Class IS Shares	17,386,044	—	—	505,462	38,468	(85,462)	—	764,670	17,645,252
Legg Mason Global Asset Management Trust - QS U.S. Small Capitalization Equity Fund, Class IS Shares	5,994,667	555,000	47,517	40,110	2,953	(5,110)	—	359,883	6,869,440
Legg Mason Global Asset Management Trust - RARE Global Infrastructure Value Fund, Class IS Shares	4,039,948	18,997	1,658	326,951	27,498	(16,951)	18,997	256,853	3,988,847

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at January 31,	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying	Income Distributions from Affiliated Underlying	Net Increase (Decrease) in Unrealized Appreciation	Affiliate Value at April 30,
Conservative Growth Fund (continued)	2019	Cost	Shares	Cost	Shares	Funds	Funds	(Depreciation)	2019
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	$4,047,312	$510,000	2,522	$9,786	48	$214	—	$233,035	$4,780,561
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	13,784,198	970,000	42,358	94,475	4,097	5,525	—	1,525,042	16,184,765
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	3,808,096	—	—	3,870,289	376,545	(170,289)	—	195,937	133,744
Legg Mason Partners Equity Trust - ClearBridge Large Cap Growth Fund, Class IS Shares	12,869,694	650,000	13,511	469,579	9,761	25,421	—	1,591,403	14,641,518
Legg Mason Partners Equity Trust - ClearBridge Mid Cap Fund, Class IS Shares	4,174,530	240,000	6,759	125,158	3,525	4,842	—	388,917	4,678,289
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	3,741,030	—	—	—	—	—	—	283,852	4,024,882
Legg Mason Partners Equity Trust - QS Global Dividend Fund, Class IS Shares	25,732,512	173,322	13,647	501,694	41,810	28,306	$173,322	860,390	26,264,530
Legg Mason Partners Equity Trust - QS U.S. Large Cap Equity Fund, Class IS Shares	8,637,581	900,000	53,035	179,160	10,558	5,840	—	666,022	10,024,443
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	34,863,112	278,986	22,207	785,884	61,590	(20,884)	278,986	570,448	34,926,662
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares	49,724,770	444,876	38,632	1,501,501	136,062	53,499	444,876	450,500	49,118,645
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	15,588,602	3,440,778	436,820	31,261	3,822	(1,261)	260,778	465,636	19,463,755
Western Asset Funds, Inc. - Western Asset Macro Opportunities Fund, Class IS Shares	5,880,058	—	—	198,419	18,170	1,581	—	75,748	5,757,387

	$284,231,598	$11,309,456		$14,462,526		$(302,526)	$1,254,456	$11,038,430	$292,116,958

	Affiliate Value at January 31,	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying	Income Distributions from Affiliated Underlying	Net Increase (Decrease) in Unrealized Appreciation	Affiliate Value at April 30,
Defensive Growth Fund	2019	Cost	Shares	Cost	Shares	Funds	Funds	(Depreciation)	2019
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares	$2,511,760	$18,248	1,775	—	—	—	$18,248	$19,691	$2,549,699
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	1,083,692	130,000	6,963	$19,117	1,024	$882	—	79,597	1,274,172
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	1,090,870	125,000	11,191	23,990	2,148	1,010	—	78,565	1,270,445
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS Shares	9,803,287	40,197	3,961	272,289	23,575	(32,289)	40,197	(109,421)	9,461,774
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares	2,872,458	—	—	43,913	3,454	(3,913)	—	(10,885)	2,817,660

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at January 31,	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying	Income Distributions from Affiliated Underlying	Net Increase (Decrease) in Unrealized Appreciation	Affiliate Value at April 30,
Defensive Growth Fund (continued)	2019	Cost	Shares	Cost	Shares	Funds	Funds	(Depreciation)	2019
Legg Mason Global Asset Management Trust - Martin Currie Emerging Markets Fund, Class IS Shares	$1,570,206	—	—	$137,150	11,008	$(7,150)	—	$88,749	$1,521,805
Legg Mason Global Asset Management Trust - QS Global Market Neutral Fund, Class IS Shares	2,679,180	—	—	5,198	496	(198)	—	(73,336)	2,600,646
Legg Mason Global Asset Management Trust - QS International Equity Fund, Class IS Shares	431,786	—	—	374,554	23,103	(19,554)	—	26,661	83,893
Legg Mason Global Asset Management Trust - QS Strategic Real Return Fund, Class IS Shares	7,528,584	—	—	162,192	12,343	(27,192)	—	322,924	7,689,316
Legg Mason Global Asset Management Trust - QS U.S. Small Capitalization Equity Fund, Class IS Shares	1,383,038	$75,000	6,421	16,812	1,238	(1,812)	—	81,690	1,522,916
Legg Mason Global Asset Management Trust - RARE Global Infrastructure Value Fund, Class IS Shares	1,716,903	7,970	696	122,113	10,270	(7,113)	$7,970	108,831	1,711,591
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	5,417,676	95,000	4,148	4,572	198	428	—	573,113	6,081,217
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	423,935	—	—	396,825	35,926	(41,825)	—	48,373	75,483
Legg Mason Partners Equity Trust - ClearBridge Large Cap Growth Fund, Class IS Shares	3,363,535	160,000	3,326	109,927	2,286	10,073	—	416,225	3,829,833
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	1,113,488	—	—	—	—	—	—	84,487	1,197,975
Legg Mason Partners Equity Trust - QS Global Dividend Fund, Class IS Shares	8,715,945	58,641	4,618	102,613	8,661	7,387	58,641	294,625	8,966,598
Legg Mason Partners Equity Trust - QS U.S. Large Cap Equity Fund, Class IS Shares	3,947,025	180,000	10,607	79,562	4,221	(4,562)	—	299,385	4,346,848
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	25,967,440	210,429	16,750	266,882	20,915	(6,882)	210,429	421,663	26,332,650
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares	28,543,043	258,882	22,481	467,750	45,536	52,250	240,036	241,256	28,575,431
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	8,265,460	404,434	51,216	54,989	6,977	11	119,434	216,917	8,831,822
Western Asset Funds, Inc. - Western Asset Macro Opportunities Fund, Class IS
Shares	2,500,201	—	—	89,619	8,177	381	—	32,428	2,443,010

	$120,929,512	$1,763,801		$2,750,067		$(80,068)	$694,955	$3,241,538	$123,184,784